Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2))	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($) (5)(6)	Adjusted EBITDA (in thousands) ($) (6)
					Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)(4))*
2023	3,357,213	3,774,319	682,277	832,327	16.48	36.44	(526,796)	322,334
2022	3,904,952	(656,152)	1,364,774	33,782	22.65	32.76	(246,064)	398,249
2021	8,054,480	7,141,567	2,051,237	1,519,953	77.83	78.33	18,032	384,796

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEO for all covered years was Kim Rivers. The non-PEO NEOs in 2023 were Ryan Blust, Tim Mullany, Alex D'Amico, Eric Powers, Tim Morey and Kyle Landrum.The non-PEO NEOs in 2022 were Alex D’Amico, Eric Powers, Timothy Morey and Kyle Landrum. The non-PEO NEOs in 2021 were Alex D’Amico and Eric Powers.
Peer Group Issuers, Footnote	Competitor peer group is composed of the following companies: Cresco Labs Inc.; Curaleaf Holdings Inc. and Green Thumb Industries Inc. Verano Holdings Corp. is not included in the above peer group as they were not a public reporting company until 2021. Amounts reported in this column represent cumulative returns on an initial $100 investment in each peer group company on December 31, 2020.
PEO Total Compensation Amount	$ 3,357,213	$ 3,904,952	$ 8,054,480
PEO Actually Paid Compensation Amount	$ 3,774,319	(656,152)	7,141,567
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid—Adjustments
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
For the year ended December 31, 2023 the adjustments were as follows:

	2023
	CEO	NEOs
Summary Compensation Table Reported Compensation	$3,357,213	$682,277
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$1,650,560	$273,016
Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(43,974)
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$1,892,035	$347,365
Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$(100,701)	$(15,734)
Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$451,938	$74,754
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(175,606)	$(27,293)
Total Compensation Actually Paid	$3,774,319	$832,327

Non-PEO NEO Average Total Compensation Amount	$ 682,277	1,364,774	2,051,237
Non-PEO NEO Average Compensation Actually Paid Amount	$ 832,327	33,782	1,519,953
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid—Adjustments
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
For the year ended December 31, 2023 the adjustments were as follows:

	2023
	CEO	NEOs
Summary Compensation Table Reported Compensation	$3,357,213	$682,277
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$1,650,560	$273,016
Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(43,974)
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$1,892,035	$347,365
Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$(100,701)	$(15,734)
Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$451,938	$74,754
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(175,606)	$(27,293)
Total Compensation Actually Paid	$3,774,319	$832,327

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid, Trulieve Cumulative TSR and Peer Group Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR and cumulative TSR of our peer group over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s Adjusted EBITDA over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid, Trulieve Cumulative TSR and Peer Group Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR and cumulative TSR of our peer group over the three most recently completed fiscal years.

Tabular List, Table

Most Important Financial Measures Linking Trulieve NEO Pay to Company Performance
Adjusted EBITDA
Revenue
Cash Flow from Operations

Total Shareholder Return Amount	$ 16.48	22.65	77.83
Peer Group Total Shareholder Return Amount	36.44	32.76	78.33
Net Income (Loss)	$ (526,796,000)	$ (246,064,000)	$ 18,032,000
Company Selected Measure Amount	322,334,000	398,249,000	384,796,000
PEO Name	Kim Rivers
Additional 402(v) Disclosure	Amounts reported in this column are based on total compensation reported for our PEO and our non-PEO NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period, or December 31, 2020. The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
(6)Net income and Adjusted EBITDA values in this table reflect immaterial adjustments to previously issued consolidated financial statements that we filed in our Form 10-K for the years ended December 31, 2021 and December 31, 2022.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,650,560)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,892,035
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,701)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,938
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,606)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(273,016)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,365
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,734)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,754
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,293)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (43,974)